Subsequent events (Details Narrative) - Private Placement [member] - Subsequent events [member] - USD ($)	1 Months Ended
	Apr. 30, 2021	Apr. 28, 2021
Statement [Line Items]
Warrant exercise price per share	$ 2.50	$ 2.50
Net proceeds cash	$ 7,318,348
Purchase price		$ 2.18
Common stock value		$ 8,000,000
Common stock, shares issued		3,669,724
Warrant	183,486	1,834,862